Segment information - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	$ 71,611	$ 55,650
Less: equity investees' fixed assets	(1,245)	(1,074)
Total consolidated fixed assets	70,366	54,576
Intangible assets, net of equity investees' intangible assets	24,267	24,755
Less: equity investees’ intangible assets	0	0
Total consolidated intangible assets	24,267	24,755
Long lived assets, net of equity investees' long lived assets	95,878	80,405
Less: equity investees' long lived assets	(1,245)	(1,074)
Total consolidated long-lived assets	94,633	79,331
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	25,221	26,713
Intangible assets, net of equity investees' intangible assets	19,476	19,942
Long lived assets, net of equity investees' long lived assets	44,697	46,655
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	39,732	19,429
Intangible assets, net of equity investees' intangible assets	317	351
Long lived assets, net of equity investees' long lived assets	40,049	19,780
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	1,587	3,699
Intangible assets, net of equity investees' intangible assets	0	0
Long lived assets, net of equity investees' long lived assets	1,587	3,699
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	2,860	2,712
Intangible assets, net of equity investees' intangible assets	4,474	4,462
Long lived assets, net of equity investees' long lived assets	7,334	7,174
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	2,211	3,097
Intangible assets, net of equity investees' intangible assets	0	0
Long lived assets, net of equity investees' long lived assets	$ 2,211	$ 3,097